UNITED STATES SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549


	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.


1. Name & address:

	RS Investment Trust
	388 Market Street
	Suite 1700
	San Francisco, CA 94111


2. The name of each series or class of funds for which this Form is filed: (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/


3. Investment Company Act File Number:
	811-5159
     Securities Act File Number:
	33-16439

4(a). Last day of Fiscal Year for which this Form is filed:
	December 31, 2008

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). N/A

4(c). Check box if this is the last time the issuer will be filing this Form. N/A


5. Calculation of Registration Fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $3,594,056,095.00

(ii) Aggregate sale price of securities redeemed or repurchased during the fiscal year: $4,259,670,287.00

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
Commission: $627,431,793.00

(iv) Total available redemption credits: $4,887,102,080.00

(v) Net Sales: $(1,293,045,985.00)

(vi) Redemption credits available for use in future years:
     $1,293,045,985.00

(vii) Multiplier for determining registration fee:
      ($55.8 per $1,000,000 of the aggregate offering amount) $0.0000558

(viii)	Registration Fee Due: $0.00


6. Prepaid Shares:

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0.00

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.00


7. Interest Due: If this form is being filed more than 90 days after the end of the issuers fiscal year: $0.00


8. Total of the amount of the registration fee due plus any interest due: No Fee Due


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Payment:



	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title.)*	/s/ James E. Klescewski
       	James E. Klescewski, Treasurer


Date  3/19/09

*Please print the name and title of the signing officer below the signature.